SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation [Abstract]
Schedule of Estimated Useful Life	Estimated useful lives are as follows:

Non-mining related buildings	8 - 35 years
Non-mining related machinery and equipment	3 - 15 years
Motor vehicles	4 - 8 years